[Aetna cover]

                           Variable Annuity Account B



                                     Build for
                               Retirement. Manage
                                    For Life.(SM)



                                      1996
                                     Annual
                                     Report



                                                         [Aetna Logo]
ANN.VAB-96                                               Retirement Services(SM)

As we move forward in our mission to provide the tools to help you achieve your dreams by becoming your retirement partner, it is an opportune time to reflect upon our achievements in 1996.

We continue to increase our financial strength. Aetna Life Insurance and Annuity Company (Aetna) reported operating earnings* of $168 million in 1996, a 13% increase over last year's operating earnings. During this same period, customer assets invested through Aetna increased by 20% or $5 billion, to $30 billion as of December 31, 1996.

Our Aetna funds had another outstanding year. Aeltus Investment Management, Inc., our affiliate organization which manages these funds, was named one of the World's Best Money Managers by Nelson's Publications, an organization that compares investment performance data on over 1,700 investment managers from around the world.

To broaden our customer service capabilities, we established a second Customer Service site in Phoenix, Arizona. This endeavor demonstrates our strong commitment to providing you with professional and dependable customer service at all times.

We also introduced Internet capabilities to further expand the breadth and flexibility of our customer service functions. In 1996, we gave many of our customers the ability to view their account information through the Internet. During the first quarter of 1997, some customers using Aetna's variable annuity contracts to fund their retirement plans under internal revenue code sections 403(b), 457, and 401(k), as well as individuals holding non-qualified Aetna variable annuities or individual retirement annuities, will be able to use the Internet to perform allocation changes and fund transfers. We remain steadfast in our efforts to offer all Aetna Retirement Services customers the ability to do transactions on the Internet.

We are also presently working on an initiative to offer new options for cost-effective electronic delivery of regulatory materials such as prospectuses on CD-ROM or via the Internet. Enclosed you will find a consent agreement if you would like to choose a new delivery option for these materials that better suits your needs. Kindly take a few minutes to fill out the form and return it to us in the attached postage paid envelope if you are interested.

Please contact us if you have any questions or comments. You are the reason we're in business.

Thank you for your business and continued trust.

/s/ Daniel P. Kearney
Daniel P. Kearney
President, Aetna Retirement Services, Inc.



--------
* Operating earnings exclude net realized capital gains and losses; these earnings have been further adjusted to exclude $40 million of severance and facilities charges in 1996.

[Aetna Logo]
Retirement Services(SM)
                                Consent Agreement



----------------------------------------------------------------------------
                                                             February, 1997
Dear Valued Customer,

As we move into the 21st Century, technology is rapidly evolving and more information is being delivered electronically. Replacing paper documents with electronic document delivery is not only cost effective, it conserves and protects our finite supply of natural resources.

During 1997, Aetna Life Insurance and Annuity Company ("ALIAC") plans to offer new options for electronic delivery, on CD-ROM or via the INTERNET, of securities-related regulatory materials relating to ALIAC variable annuities, variable life insurance and the underlying investment options under such products. These options will help us to provide you with up-to-date information with speed and efficiency. If you would like to take advantage of electronic delivery of future regulatory material as this delivery becomes available, please take a few minutes to check the option you prefer, fill out the form below and return it to us in the enclosed postage paid envelope. A toll-free number (800-USAETNA) is always available to request paper documents and you can change your options by writing to us (151 Farmington Ave., Hartford, CT. 06156-8972).

Aetna will keep you informed of our progress on this exciting initiative by announcing its availability in our regular communications. Until then, you can expect to continue to receive paper copy materials.

We thank you for giving us this opportunity to serve you better.

--------------------------------------------------------------------------------
                            Consent Agreement
--------------------------------------------------------------------------------

When and to the extent that ALIAC makes available such delivery, I will accept future regulatory materials (Annual Financial Reports and Semi-annual Financial Reports, as well as prospectuses and supplements for ALIAC's variable annuity and variable life insurance separate accounts and their underlying funding options) on:

[ ] Internet via http://www.aetna.com (There may be potential costs to you associated with such delivery, depending on your access carrier.)
[ ] CD ROM until INTERNET access is available
[ ] CD ROM only

--------------------------------------------------------------------------------
This consent will be in effect until revoked in writing, which may be done at any time.
--------------------------------------------------------------------------------
Last Name                       First Name                       Middle Initial

--------------------------------------------------------------------------------
Number and Street Address

--------------------------------------------------------------------------------
City                            State                            Zip Code

--------------------------------------------------------------------------------
Signature                                                        Date

--------------------------------------------------------------------------------
Social Security Number/Tax ID Number

--------------------------------------------------------------------------------

82949 (2-97)

Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1996:


ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 22,674,496 shares (cost $674,480,933) ..............................................           $  734,460,247
  Aetna Income Shares; 5,554,723 shares (cost $69,738,402) ................................................               70,118,035
  Aetna Variable Encore Fund; 8,093,492 shares (cost $107,322,605) ........................................              106,781,998
  Aetna Investment Advisers Fund, Inc; 8,423,410 shares (cost $112,230,262) ...............................              127,344,696
  Aetna GET Fund, Series B; 1,148,634 shares (cost $11,845,728) ...........................................               16,333,339
  Aetna GET Fund, Series C; 907,283 shares (cost $9,136,442) ..............................................                9,281,276
  Aetna Ascent Variable Portfolio; 446,824 shares (cost $5,362,215) .......................................                5,638,668
  Aetna Crossroads Variable Portfolio; 442,088 shares (cost $5,144,208) ...................................                5,295,700
  Aetna Legacy Variable Portfolio; 549,727 shares (cost $6,140,411) .......................................                6,186,987
  Aetna Variable Index Plus Portfolio; 182,043 shares (cost $1,989,418) ...................................                1,985,372
  Alger American Funds:
    Balanced Portfolio; 408,798 shares (cost $4,238,672) ..................................................                3,777,291
    Growth Portfolio; 1,268,424 shares (cost $41,195,068) .................................................               43,545,003
    Income and Growth Portfolio; 768,597 shares (cost $7,300,499) .........................................                6,471,587
    Leveraged AllCap Portfolio; 589,862 shares (cost $11,198,918) .........................................               11,419,728
    MidCap Portfolio; 929,402 shares (cost $19,160,303) ...................................................               19,842,727
    Small Capitalization Portfolio; 1,436,114 shares (cost $59,246,689) ...................................               58,751,429
  Calvert Responsibly Invested Balanced Portfolio; 336,323 shares (cost $597,518) .........................                  596,637
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 3,446,529 shares (cost $66,707,023) ..........................................               72,480,497
    Growth Portfolio; 1,860,260 shares (cost $54,670,184) .................................................               57,928,484
    High Income Portfolio; 1,174,877 shares (cost $13,895,035) ............................................               14,709,464
    Overseas Portfolio; 515,036 shares (cost $8,959,583) ..................................................                9,703,271
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 350,352 shares (cost $5,447,282) .............................................                5,931,464
    Contrafund Portfolio; 3,414,168 shares (cost $50,327,864) .............................................               56,538,618
    Index 500 Portfolio; 307,196 shares (cost $25,139,330) ................................................               27,380,370
    Investment Grade Bond Portfolio; 389,026 shares (cost $4,585,849) .....................................                4,761,677
  Insurance Management Series:
    American Leaders Fund II; 4,005,705 shares (cost $52,316,587) .........................................               61,127,055
    Growth Strategies Fund II; 561,108 shares (cost $6,448,785) ...........................................                7,182,178
    High Income Bond Fund II; 2,651,478 shares (cost $26,128,555) .........................................               27,151,137
    International Equity Fund II; 531,863 shares (cost $5,627,988) ........................................                5,935,590
    Prime Money Fund II; 7,744,318 shares (cost $7,744,318) ...............................................                7,744,318
    US Government Securities Fund II; 758,792 shares (cost $7,582,811) ....................................                7,656,209
    Utility Fund II; 1,420,364 shares (cost $15,043,602) ..................................................               16,774,494
 Janus Aspen Series:
    Aggressive Growth Portfolio; 1,729,280 shares (cost $31,007,236) ......................................               31,542,060
    Balanced Portfolio; 797,173 shares (cost $11,400,361) .................................................               11,774,244
    Flexible Income Portfolio; 457,937 shares (cost $5,073,822) ...........................................                5,147,217
    Growth Portfolio; 1,346,496 shares (cost $19,790,729) .................................................               20,884,154
    Short-Term Bond Portfolio; 192,639 shares (cost $1,947,988) ...........................................                1,920,611
    Worldwide Growth Portfolio; 3,419,377 shares (cost $61,321,568) .......................................               66,472,691
  Lexington Emerging Markets Fund; 249,599 shares (cost $2,582,550) .......................................                2,515,960
  Lexington Natural Resources Trust Fund; 332,525 shares (cost $4,213,645) ................................                4,751,784
 MFS Funds:
    Emerging Growth Series; 679,608 shares (cost $9,083,804) ..............................................                8,998,008
    Research Series; 516,109 shares (cost $6,571,748) .....................................................                6,776,512
    Total Return Series; 307,540 shares (cost $4,144,359) .................................................                4,216,370
    Value Series; 19,591 shares (cost $207,906) ...........................................................                  208,841
    Worldwide Government Series; 38,555 shares (cost $398,609) ............................................                  407,913
  Neuberger & Berman Advisers Management Trust -
    Growth Portfolio; 319,727 shares (cost $8,249,239) ....................................................                8,242,574
  Scudder Variable Life Investment Fund -
    International Portfolio; 909,444 shares (cost $10,539,678) ............................................               12,050,127

Variable Annuity Account B



  TCI Portfolios, Inc:
    Balanced Fund; 396,732 shares (cost $2,846,031) .......................................................           $    2,991,356
    Growth Fund; 4,332,926 shares (cost $45,957,552) ......................................................               44,369,162
    International Fund; 789,697 shares (cost $4,330,759) ..................................................                4,706,594
                                                                                                                      --------------
NET ASSETS  (cost $1,726,620,671) .........................................................................           $1,848,811,724
                                                                                                                      ==============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
 Aetna Variable Fund:
   Annuity contracts in accumulation ......................................................................           $  644,728,031
   Annuity contracts in payment period ....................................................................               89,732,216
 Aetna Income Shares:
   Annuity contracts in accumulation ......................................................................               66,534,546
   Annuity contracts in payment period ....................................................................                3,583,489
 Aetna Variable Encore Fund:
   Annuity contracts in accumulation ......................................................................              106,781,998
 Aetna Investment Advisers Fund, Inc:
   Annuity contracts in accumulation ......................................................................              119,402,212
   Annuity contracts in payment period ....................................................................                7,942,484
 Aetna GET Fund, Series B:
   Annuity contracts in accumulation ......................................................................               16,333,339
 Aetna GET Fund, Series C:
   Annuity contracts in accumulation ......................................................................                9,281,276
 Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                5,638,668
 Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                5,295,700
 Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                6,186,987
 Aetna Variable Index Plus Portfolio:
   Annuity contracts in accumulation ......................................................................                1,985,372
 Alger American Funds:
   Balanced Portfolio:
   Annuity contracts in accumulation ......................................................................                3,777,291
   Growth Portfolio:
   Annuity contracts in accumulation ......................................................................               43,545,003
   Income and Growth Portfolio:
   Annuity contracts in accumulation ......................................................................                6,471,587
   Leveraged AllCap Portfolio:
   Annuity contracts in accumulation ......................................................................               11,419,728
   MidCap Portfolio:
   Annuity contracts in accumulation ......................................................................               19,842,727
   Small Capitalization Portfolio:
   Annuity contracts in accumulation ......................................................................               58,751,429
 Calvert Responsibly Invested Balanced Portfolio:
   Annuity contracts in accumulation ......................................................................                  596,637
 Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:
   Annuity contracts in accumulation ......................................................................               72,480,497
   Growth Portfolio:
   Annuity contracts in accumulation ......................................................................               57,928,484
   High Income Portfolio:
   Annuity contracts in accumulation ......................................................................               14,709,464
   Overseas Portfolio:
   Annuity contracts in accumulation ......................................................................                9,703,271
 Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:
   Annuity contracts in accumulation ......................................................................                5,931,464

Variable Annuity Account B


  Contrafund Portfolio:
  Annuity contracts in accumulation .......................................................................           $   56,538,618
  Index 500 Portfolio:
  Annuity contracts in accumulation .......................................................................               27,380,370
  Investment Grade Bond Portfolio:
  Annuity contracts in accumulation .......................................................................                4,761,677
Insurance Management Series:
  American Leaders Fund II:
  Annuity contracts in accumulation .......................................................................               61,127,055
  Growth Strategies Fund II:
  Annuity contracts in accumulation .......................................................................                7,182,178
  High Income Bond Fund II:
  Annuity contracts in accumulation .......................................................................               27,151,137
  International Equity Fund II:
  Annuity contracts in accumulation .......................................................................                5,935,590
  Prime Money Fund II:
  Annuity contracts in accumulation .......................................................................                7,744,318
  US Government Securities Fund II:
  Annuity contracts in accumulation .......................................................................                7,656,209
  Utility Fund II:
  Annuity contracts in accumulation .......................................................................               16,774,494
Janus Aspen Series:
  Aggressive Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               31,542,060
  Balanced Portfolio:
  Annuity contracts in accumulation .......................................................................               11,774,244
  Flexible Income Portfolio:
  Annuity contracts in accumulation .......................................................................                5,147,217
  Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               20,884,154
  Short-Term Bond Portfolio:
  Annuity contracts in accumulation .......................................................................                1,920,611
  Worldwide Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               66,472,691
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation .......................................................................                2,515,960
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation .......................................................................                4,751,784
MFS Funds:
  Emerging Growth Series:
  Annuity contracts in accumulation .......................................................................                8,998,008
  Research Series:
  Annuity contracts in accumulation .......................................................................                6,776,512
  Total Return Series:
  Annuity contracts in accumulation .......................................................................                4,216,370
  Value Series:
  Annuity contracts in accumulation .......................................................................                  208,841
  Worldwide Government Series:
  Annuity contracts in accumulation .......................................................................                  407,913
Neuberger & Berman Advisers Management  Trust - Growth Portfolio:
  Annuity contracts in accumulation .......................................................................                8,242,574
Scudder Variable Life Investment Fund - International Portfolio:
  Annuity contracts in accumulation .......................................................................               12,050,127
TCI Portfolios, Inc:
  Balanced Fund:
  Annuity contracts in accumulation .......................................................................                2,991,356

Variable Annuity Account B


Growth Fund:
Annuity contracts in accumulation .........................................................................           $   44,369,162
International Fund:
Annuity contracts in accumulation .........................................................................                4,706,594
                                                                                                                      --------------
                                                                                                                      $1,848,811,724
                                                                                                                      ==============





















See Notes to Financial Statements

Variable Annuity Account B

Statements of Operations and Changes in Net Assets



                                                                                                    Year Ended December 31,
                                                                                                 1996                    1995
                                                                                                 ----                    ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends .....................................................................         $   120,367,178          $   112,097,675
Expenses: (Notes 2 and 5)
   Valuation Period Deductions ...................................................             (17,483,870)             (11,786,592)
                                                                                           ---------------          ---------------
Net investment income ............................................................             102,883,308              100,311,083
                                                                                           ---------------          ---------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ............................................................             365,025,974              495,934,611
  Cost of investments sold .......................................................             347,598,566              463,921,121
                                                                                           ---------------          ---------------
    Net realized gain ............................................................              17,427,408               32,013,490
Net unrealized gain (loss) on investments: (Note 5)
  Beginning of year ..............................................................              28,746,944              (44,356,052)
  End of year ....................................................................             122,191,053               28,746,944
                                                                                           ---------------          ---------------
    Net change in unrealized gain ................................................              93,444,109               73,102,996
                                                                                           ---------------          ---------------
Net realized and unrealized gain on investments ..................................             110,871,517              105,116,486
                                                                                           ---------------          ---------------
Net increase in net assets resulting from operations .............................             213,754,825              205,427,569
                                                                                           ---------------          ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ......................................             538,586,667              178,474,387
Sales and administrative charges deducted by the Company .........................                 (17,370)                 (34,250)
                                                                                           ---------------          ---------------
    Net variable annuity contract purchase payments ..............................             538,569,297              178,440,137
Transfers from the Company for mortality guarantee adjustments ...................                 690,779                1,565,140
Transfers from the Company's fixed account options ...............................              50,549,121                4,144,061
Redemptions by contract holders ..................................................             (73,738,526)             (46,390,791)
Annuity Payments .................................................................             (12,108,943)              (9,198,421)
Other ............................................................................                 159,467                1,143,373
                                                                                           ---------------          ---------------
    Net increase in net assets from unit transactions (Note 5) ...................             504,121,195              129,703,499
                                                                                           ---------------          ---------------
Change in net assets .............................................................             717,876,020              335,131,068
NET ASSETS:
Beginning of year ................................................................           1,130,935,704              795,804,636
                                                                                           ---------------          ---------------
End of year ......................................................................         $ 1,848,811,724          $ 1,130,935,704
                                                                                           ===============          ===============





See Notes to Financial Statements

Variable Annuity Account B

Condensed Financial Information - Year Ended December 31, 1996


---------------------------------------------------------------------------------------------------------------------------
                                                                               Increase
                                                                Value         (Decrease)           Units
                                                               Per Unit       in Value of       Outstanding       Reserves
                                                       Beginning     End of  Accumulation          at End         at End
                                                        of Year       Year       Unit              of Year        of Year
---------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:
Non-Qualified 1964                                      $149.975    $184.327    22.91%                  958.7     $176,710
Non-Qualified V                                           13.972      17.173    22.91%           15,372,944.3  263,995,515
Non-Qualified V (0.75)                                    14.935      17.246    15.47%    (1)    14,930,379.5  257,489,863
Non-Qualified VI                                          13.060      16.061    22.98%            2,399,460.6   38,537,273
Non-Qualified VII                                         14.001      17.181    22.71%            4,919,944.5   84,528,670
Annuity contracts in payment period                                                                             89,732,216
---------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:
Non-Qualified V                                          $12.212     $12.493     2.30%            1,947,629.3   24,330,935
Non-Qualified V (0.75)                                    12.124      12.546     3.48%    (1)     2,206,334.4   27,680,552
Non-Qualified VI                                          11.140      11.403     2.36%               55,543.9      633,377
Non-Qualified VII                                         12.037      12.294     2.14%            1,129,814.1   13,889,682
Annuity contracts in payment period                                                                              3,583,489
---------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:
Non-Qualified V                                          $11.007     $11.453     4.05%            1,984,269.2   22,726,343
Non-Qualified V (0.75)                                    11.083      11.502     3.78%    (1)     2,421,519.1   27,852,719
Non-Qualified VI                                          10.728      11.170     4.12%               62,753.0      700,921
Non-Qualified VII                                         10.968      11.394     3.89%            4,871,014.9   55,502,015
---------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:
Non-Qualified V                                          $13.803     $15.698    13.73%            3,885,730.0   60,999,048
Non-Qualified V (0.75)                                    14.322      15.765    10.08%    (1)     2,141,188.6   33,756,373
Non-Qualified VI                                          11.589      13.188    13.80%               59,780.7      788,384
Non-Qualified VII                                         13.602      15.445    13.55%            1,544,723.2   23,858,407
Annuity contracts in payment period                                                                              7,942,484
---------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:
Non-Qualified V                                          $12.849     $15.633    21.67%            1,044,789.3   16,333,339
---------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:
Non-Qualified V                                          $10.000     $10.241     2.41%    (3)       272,598.7    2,791,650
Non-Qualified V (0.75)                                    10.000      10.256     2.56%    (3)       632,781.0    6,489,626
---------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:
Non-Qualified V                                          $10.652     $12.999    22.04%               99,588.6    1,294,577
Non-Qualified V (0.75)                                    11.021      13.055    18.46%    (1)        35,958.8      469,433
Non-Qualified VII                                         10.645      12.970    21.84%              298,739.6    3,874,658
---------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:
Non-Qualified V                                          $10.594     $12.430    17.32%               74,128.2      921,378
Non-Qualified V (0.75)                                    10.892      12.483    14.61%    (1)        26,260.3      327,796
Non-Qualified VII                                         10.587      12.402    17.14%              326,291.7    4,046,526
---------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:
Non-Qualified V                                          $10.443     $11.776    12.76%               25,977.0      305,908
Non-Qualified V (0.75)                                    10.667      11.826    10.87%    (1)         7,509.8       88,814
Non-Qualified VII                                         10.438      11.751    12.58%              492,915.1    5,792,265
---------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:
Non-Qualified V                                          $10.000     $10.924     9.24%    (3)        89,498.3      977,659
Non-Qualified V (0.75)                                    10.000      10.940     9.40%    (3)        72,973.2      798,330
Non-Qualified VII                                         10.000      10.919     9.19%    (3)        19,176.7      209,383
---------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:
Non-Qualified VII                                        $12.588     $13.673     8.62%              276,258.8    3,777,291
---------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Non-Qualified V                                          $10.157     $11.370    11.93%              190,593.0    2,166,955
Non-Qualified V (0.75)                                    11.202      11.418     1.93%    (1)       330,595.4    3,774,778
Non-Qualified VII                                         12.980      14.506    11.75%            2,592,294.1   37,603,270
---------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:
Non-Qualified VII                                        $10.660     $12.578    18.00%              514,513.2    6,471,587
---------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
Non-Qualified VII                                        $12.265     $13.548    10.46%              842,889.8   11,419,728
---------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:
Non-Qualified VII                                        $13.974     $15.417    10.33%            1,287,070.2   19,842,727
---------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:
Non-Qualified V                                          $13.714     $14.109     2.88%              881,881.1   12,442,465
Non-Qualified V (0.75)                                    14.681      14.169    (3.49%)   (1)       676,931.3    9,591,650
Non-Qualified VII                                         13.295      13.656     2.72%            2,688,730.1   36,717,314
---------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Portfolio:
Non-Qualified V                                          $13.480     $14.992    11.22%                6,302.6       94,490
Non-Qualified V (0.75)                                    14.071      15.056     7.00%    (1)        33,351.7      502,147
---------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
Non-Qualified V                                          $11.054     $12.475    12.86%              208,072.0    2,595,785
Non-Qualified V (0.75)                                    11.620      12.529     7.82%    (1)       544,656.8    6,823,834
Non-Qualified VII                                         13.324      15.013    12.68%            4,200,500.7   63,060,878
---------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B


---------------------------------------------------------------------------------------------------------------------------
                                                                               Increase
                                                                Value         (Decrease)           Units
                                                               Per Unit       in Value of       Outstanding       Reserves
                                                       Beginning     End of  Accumulation          at End         at End
                                                        of Year       Year       Unit              of Year        of Year
---------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Non-Qualified V                                          $10.066     $11.402    13.27%              199,719.7   $2,277,203
Non-Qualified V (0.75)                                    10.828      11.451     5.75%    (1)       379,385.4    4,344,231
Non-Qualified VII                                         13.913      15.734    13.09%            3,260,854.6   51,307,050
---------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
Non-Qualified VII                                        $10.701     $12.031    12.43%            1,222,579.8   14,709,464
---------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Non-Qualified V                                          $10.052     $11.238    11.80%               38,993.7      438,218
Non-Qualified V (0.75)                                    10.376      11.286     8.77%    (1)        70,270.5      793,085
Non-Qualified VII                                         11.143      12.439    11.62%              681,093.7    8,471,968
---------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Non-Qualified VII                                        $11.664     $13.180    12.99%              450,050.8    5,931,464
---------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Non-Qualified V                                          $10.468     $12.540    19.79%              273,189.3    3,425,731
Non-Qualified V (0.75)                                    10.715      12.593    17.53%    (1)       569,561.4    7,172,658
Non-Qualified VII                                         11.658      13.943    19.60%            3,294,963.8   45,940,229
---------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Non-Qualified VII                                        $11.336     $13.728    21.10%            1,994,555.6   27,380,370
---------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Non-Qualified VII                                        $10.600     $10.784     1.73%              441,549.3    4,761,677
---------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:
Non-Qualified VII                                        $12.971     $15.548    19.87%            3,931,612.6   61,127,055
---------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
Non-Qualified VII                                        $10.277     $12.596    22.57%              570,181.6    7,182,178
---------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
Non-Qualified VII                                        $11.640     $13.119    12.71%            2,069,632.8   27,151,137
---------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
Non-Qualified VII                                        $10.255     $10.952     6.80%              541,970.0    5,935,590
---------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
Non-Qualified VII                                        $10.406     $10.748     3.29%              720,520.8    7,744,318
---------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
Non-Qualified VII                                        $10.804     $11.099     2.74%              689,789.0    7,656,209
---------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:
Non-Qualified VII                                        $12.095     $13.303     9.99%            1,260,915.0   16,774,494
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Non-Qualified V                                          $12.992     $13.850     6.60%              590,903.6    8,184,081
Non-Qualified V (0.75)                                    13.415      13.909     3.68%    (1)       433,363.3    6,027,779
Non-Qualified VII                                         13.040      13.879     6.43%            1,248,668.8   17,330,200
---------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Non-Qualified V                                          $10.835     $12.431    14.73%               74,184.4      922,218
Non-Qualified V (0.75)                                    11.271      12.484    10.76%    (1)       111,525.4    1,392,338
Non-Qualified VII                                         12.104      13.865    14.55%              682,295.5    9,459,688
---------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Non-Qualified V                                          $12.094     $13.040     7.83%               96,128.4    1,253,556
Non-Qualified V (0.75)                                    12.081      13.096     8.40%    (1)        73,340.0      960,469
Non-Qualified VII                                         12.071      12.995     7.66%              225,717.0    2,933,192
---------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Non-Qualified V                                          $10.870     $12.716    16.98%              132,464.8    1,684,382
Non-Qualified V (0.75)                                    11.810      12.770     8.13%    (1)       144,443.1    1,844,539
Non-Qualified VII                                         12.975      15.153    16.79%            1,145,305.4   17,355,233
---------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:
Non-Qualified V                                          $10.325     $10.602     2.68%               10,382.3      110,077
Non-Qualified V (0.75)                                    10.367      10.648     2.71%    (1)        14,326.0      152,537
Non-Qualified VII                                         10.765      11.036     2.52%              150,230.3    1,657,997
---------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Non-Qualified V                                          $10.893     $13.880    27.43%              520,275.1    7,221,661
Non-Qualified V (0.75)                                    11.603      13.940    20.14%    (1)       803,488.2   11,200,388
Non-Qualified VII                                         12.341      15.701    27.22%            3,060,431.5   48,050,642
---------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Non-Qualified VII                                         $9.277      $9.829     5.95%              255,963.0    2,515,960
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Non-Qualified V                                          $10.479     $13.132    25.31%              115,869.1    1,521,556
Non-Qualified V (0.75)                                    11.089      13.188    18.93%    (1)        73,698.7      971,918
Non-Qualified VII                                         10.436      13.056    25.11%              172,966.0    2,258,310
---------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B


---------------------------------------------------------------------------------------------------------------------------
                                                                               Increase
                                                                Value         (Decrease)           Units
                                                               Per Unit       in Value of       Outstanding       Reserves
                                                       Beginning     End of  Accumulation          at End         at End
                                                        of Year       Year       Unit              of Year        of Year
---------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:
Non-Qualified VII                                        $10.000     $10.074      0.74%   (2)       893,166.3   $8,998,008
---------------------------------------------------------------------------------------------------------------------------
 Research Series:
Non-Qualified VII                                        $10.000     $10.970      9.70%   (2)       617,709.0    6,776,512
---------------------------------------------------------------------------------------------------------------------------
 Total Return Series:
Non-Qualified VII                                        $10.000     $10.894      8.94%   (2)       387,018.9    4,216,370
---------------------------------------------------------------------------------------------------------------------------
 Value Series:
Non-Qualified VII                                        $10.000     $10.334      3.34%   (4)        20,208.3      208,841
---------------------------------------------------------------------------------------------------------------------------
 World Government Series:
Non-Qualified VII                                        $10.000     $10.471      4.71%   (2)        38,958.0      407,913
---------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust -
 Growth Portfolio:
Non-Qualified V                                          $15.871     $17.105      7.78%             320,077.9    5,474,935
Non-Qualified V (0.75)                                    16.918      17.178      1.54%   (1)       161,114.4    2,767,639
---------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:
Non-Qualified V                                          $14.674     $16.633     13.35%             472,098.7    7,852,462
Non-Qualified V (0.75)                                    15.154      16.704     10.23%   (1)       251,295.2    4,197,665
---------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:
Non-Qualified VII                                        $12.124     $13.410     10.61%             223,072.5    2,991,356
---------------------------------------------------------------------------------------------------------------------------
 Growth Fund:
Non-Qualified V                                          $14.091     $13.298     (5.63%)          1,337,305.7   17,783,783
Non-Qualified V (0.75)                                    14.682      13.355     (9.04%)  (1)       761,722.5   10,172,878
Non-Qualified VI                                          11.884      11.222     (5.57%)             32,175.3      361,070
Non-Qualified VII                                         14.021      13.211     (5.78%)          1,214,961.2   16,051,431
---------------------------------------------------------------------------------------------------------------------------
 International Fund:
Non-Qualified VII                                        $10.446     $11.782     12.80%             399,464.0    4,706,594
---------------------------------------------------------------------------------------------------------------------------


Non-Qualified - 1964-  Individual  contracts issued from December 1, 1964 to
                March 14, 1967.

Non-Qualified - V- Group  Aetna Plus  contracts  issued in  connection  with
                Deferred Compensation Plans issued since August 28, 1992.

Non-Qualified - VI- Certain existing  contracts that were converted to ACES,
                an   adminstrative    system    (previously   valued   under
                Non-Qualified I).

Non-Qualified - VII-  Certain  individual  and  group  contracts  issued  as
                non-qualified   deferred  annuity  contracts  or  Individual
                Retirement Annuity contracts issued since May 4, 1994.


Notes to Condensed Financial Information:


(1)- Reflects less than a full year of performance activity. Funds were first received in this option during February 1996.

(2)- Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during May 1996 when the fund became available under the option.

(3)- Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during September 1996 when the fund became available under the option.

(4)- Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during October 1996 when the fund became available under the option.




See Notes to Financial Statements

Variable Annuity Account B


Notes to Financial Statements - December 31, 1996


1.   Summary of Significant Accounting Policies

     Variable Annuity Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a.  Valuation of Investments
     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:



       Aetna Variable Fund                                           Insurance Management Series:
       Aetna Income Shares                                           [bullet]American Leaders Fund II
       Aetna Variable Encore Fund                                    [bullet]Growth Strategies Fund II
       Aetna Investment Advisers Fund, Inc.                          [bullet]High Income Bond Fund II
       Aetna GET Fund, Series B                                      [bullet]International Equity Fund II
       Aetna GET Fund, Series C                                      [bullet]Prime Money Fund II
       Aetna Ascent Variable Portfolio                               [bullet]U.S. Government Securities Fund II
       Aetna Crossroads Variable Portfolio                           [bullet]Utility Fund II
       Aetna Legacy Variable Portfolio                               Janus Aspen Series:
       Aetna Variable Index Plus Portfolio                           [bullet]Aggressive Growth Portfolio
       Alger American Funds:                                         [bullet]Balanced Portfolio
       [bullet]Balanced Portfolio                                    [bullet]Flexible Income Portfolio
       [bullet]Growth Portfolio                                      [bullet]Growth Portfolio
       [bullet]Income and Growth Portfolio                           [bullet]Short-Term Bond Portfolio
       [bullet]Leveraged AllCap Portfolio                            [bullet]Worldwide Growth Portfolio
       [bullet]MidCap Portfolio                                      Lexington Fund Emerging Markets Fund
       [bullet]Small Capitalization Portfolio                        Lexington Natural Resources Trust Fund
       Calvert Responsibly Invested Balanced Portfolio               MFS Funds:
       Fidelity Investments Variable Insurance Products Fund:        [bullet]Emerging Growth Series
       [bullet]Equity-Income Portfolio                               [bullet]Research Series
       [bullet]Growth Portfolio                                      [bullet]Total Return Series
       [bullet]High Income Portfolio                                 [bullet]Value Series
       [bullet]Overseas Portfolio                                    [bullet]World Government Series
       Fidelity Investments Variable Insurance Products Fund II:     Neuberger & Berman Advisers Management Trust -
       [bullet]Asset Manager Portfolio                               [bullet]Growth Portfolio
       [bullet]Contrafund Portfolio                                  Scudder Variable Life Investment Fund -
       [bullet]Index 500 Portfolio                                   [bullet]International Portfolio
       [bullet]Investment Grade Bond Portfolio                       [bullet]TCI Portfolios, Inc.:
                                                                     [bullet]Balanced Fund
                                                                     [bullet]Growth Fund
                                                                     [bullet]International Fund

     b.  Other
     Investment  transactions  are  accounted  for on a  trade  date  basis  and
     dividend  income  is  recorded  on  the  ex-dividend   date.  The  cost  of
     investments sold is determined by specific identification.

     c.  Federal Income Taxes
     The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     d.  Annuity Reserves
     Annuity  reserves held in the Separate  Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $972,030,476 and $365,025,974; $725,949,193 and
     $495,934,611, respectively.

Variable Annuity Account B


5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

--------------------------------------------------------------------------------------------------------------------------------
                                                                 Valuation        Proceeds           Cost of             Net
                                                                  Period            from            Investments       Realized
                                               Dividends        Deductions          Sales              Sold          Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                         $77,000,986       ($7,148,689)      $96,146,932       $97,318,697      ($1,171,765)
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                           4,527,825          (813,024)       19,585,006        18,826,116          758,890
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                    5,358,925        (1,043,955)       78,888,315        76,637,102        2,251,213
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:         11,247,847        (1,372,478)       16,403,009        13,386,571        3,016,438
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                      1,055,590          (226,340)          915,330           681,610          233,720
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                         46,499           (14,753)          361,353           354,510            6,843
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                 235,037           (27,609)          317,740           277,917           39,823
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:             257,055           (29,943)          362,140           312,870           49,270
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                 363,749           (38,623)          406,948           384,407           22,541
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:              10,290            (2,403)          139,030           133,438            5,592
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                             775,351           (33,904)          244,368           332,405          (88,037)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                               758,872          (394,360)        6,990,444         6,528,212          462,232
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:                  2,009,995           (55,929)          390,051           732,537         (342,486)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                      61,186          (116,503)        4,991,495         4,605,949          385,546
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                               190,158          (166,087)        3,198,308         3,039,709          158,599
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:                 184,900          (588,663)       31,506,275        29,929,826        1,576,449
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested                      44,676            (3,984)          141,022           137,780            3,242
 Balanced Portfolio:
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 Equity-Income Portfolio:                        940,850          (608,164)        4,030,269         3,343,817          686,452
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                             1,412,110          (540,670)        2,600,136         2,280,711          319,425
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                          178,909          (112,363)        1,318,057         1,318,142              (85)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B


5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Net
                                            Net Unrealized                              Increase
                                              Gain (Loss)                  Net         (Decrease)                 Net Assets
                                              -----------               Change in     In Net Assets               ----------
                                        Beginning         End          Unrealized       from Unit         Beginning          End
                                         of Year        of Year        Gain (Loss)     Transactions        of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                   ($8,051,873)    $59,979,314    $68,031,187       $4,966,306
Annuity contracts in accumulation                                                                      $530,231,821    $644,728,031
Annuity contracts in payment period                                                                      62,550,401      89,732,216
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                     3,224,044         379,633     (2,844,411)     ($9,600,618)
Annuity contracts in accumulation                                                                        74,693,652      66,534,546
Annuity contracts in payment period                                                                       3,395,721       3,583,489
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:              2,487,618        (540,607)    (3,028,225)     $22,111,260
Annuity contracts in accumulation                                                                        81,132,780     106,781,998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:   12,419,220      15,114,435      2,695,215         $602,270
Annuity contracts in accumulation                                                                       104,415,595     119,402,212
Annuity contracts in payment period                                                                       6,739,809       7,942,484
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                2,566,580       4,487,610      1,921,030        ($650,835)
Annuity contracts in accumulation                                                                        14,000,174      16,333,339
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                        0         144,834        144,834       $9,097,853
Annuity contracts in accumulation                                                                                 0       9,281,276
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:             5,570         276,453        270,883       $4,773,151
Annuity contracts in accumulation                                                                           347,383       5,638,668
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:         8,209         151,493        143,284       $4,409,627
Annuity contracts in accumulation                                                                           466,407       5,295,700
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:             1,609          46,576         44,967       $5,470,774
Annuity contracts in accumulation                                                                           323,579       6,186,987
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:             0          (4,046)        (4,046)      $1,975,940
Annuity contracts in accumulation                                                                                (1)      1,985,372
------------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                         1,644        (461,380)      (463,024)      $2,897,855
Annuity contracts in accumulation                                                                           689,050       3,777,291
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                         (63,817)      2,349,936      2,413,753      $29,514,421
Annuity contracts in accumulation                                                                        10,790,085      43,545,003
------------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:               (6,769)       (828,912)      (822,143)      $4,660,630
Annuity contracts in accumulation                                                                         1,021,520       6,471,587
------------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                32,561         220,810        188,249       $8,946,454
Annuity contracts in accumulation                                                                         1,954,796      11,419,728
------------------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                           7,193         682,424        675,231      $15,727,261
Annuity contracts in accumulation                                                                         3,257,565      19,842,727
------------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:            46,283        (495,260)      (541,543)     $32,655,969
Annuity contracts in accumulation                                                                        25,464,317      58,751,429
------------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested               (13,512)           (881)        12,631         $193,226
 Balanced Portfolio:
Annuity contracts in accumulation                                                                           346,846         596,637
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 Equity-Income Portfolio:                  966,600       5,773,475      4,806,875      $51,230,275
Annuity contracts in accumulation                                                                        15,424,209      72,480,497
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                         (34,190)      3,258,300      3,292,490      $38,219,867
Annuity contracts in accumulation                                                                        15,225,262      57,928,484
------------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                     15,029         814,429        799,400      $12,636,277
Annuity contracts in accumulation                                                                         1,207,326      14,709,464
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B


5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

-----------------------------------------------------------------------------------------------------------------------
                                                               Valuation       Proceeds        Cost of           Net
                                                                Period           from         Investments     Realized
                                               Dividends      Deductions         Sales           Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                           $75,181         ($91,010)       $880,668       $813,434       $67,234
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                      119,231          (54,259)        540,553        465,407         75,146
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                         146,164         (428,708)      5,044,449      4,308,117        736,332
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                          143,406         (203,362)      6,086,685      5,356,843        729,842
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:               45,797          (42,799)        882,619        925,636        (43,017)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                     857,970         (631,122)      6,368,961      4,596,688      1,772,273
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                        405          (44,481)        119,084        103,727         15,357
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                   1,647,290         (260,987)      5,863,283      5,644,702        218,581
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                  10,567          (51,003)        250,169        236,027         14,142
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                          289,134          (87,958)     12,400,851     12,398,826          2,025
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:           367,608          (86,361)      5,011,311      5,085,345        (74,034)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:                              547,259         (186,219)      1,034,753        867,262        167,491
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                  243,931         (266,292)      6,134,481      4,875,603      1,258,878
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                           181,099          (68,277)      2,812,822      2,536,688        276,134
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                    304,512          (43,754)      1,127,628      1,090,808         36,820
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                             324,844         (141,840)      1,249,735      1,041,911        207,824
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                     79,326          (23,159)      2,910,009      2,872,811         37,198
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                   642,050         (384,732)      4,899,145      3,899,490        999,655
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                     0          (27,131)      1,463,410      1,431,864         31,546
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:         15,653          (38,378)      2,192,808      1,809,743        383,065
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B


5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

------------------------------------------------------------------------------------------------------------------
                                                               Net Unrealized
                                                                 Gain (Loss)                               Net
                                                                 -----------                            Change in
                                                    Beginning                      End                  Unrealized
                                                     of Year                     of Year                Gain (Loss)
-------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                                 $51,434                      $743,689               $692,255
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                             98,360                       484,182                385,822
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                               122,841                     6,210,754              6,087,913
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                                 70,864                     2,241,040              2,170,176
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                     11,466                       175,829                164,363
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                         2,916,888                     8,810,467              5,893,579
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                            3,614                       733,393                729,779
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                           229,008                     1,022,582                793,574
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                        43,172                       307,602                264,430
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                                 (1,182)                            0                  1,182
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:                  75,600                        73,398                 (2,202)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Utility Fund II:                                    799,746                     1,730,892                931,146
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                      1,164,909                       534,823               (630,086)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                                  26,040                       373,883                347,843
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                           29,809                        73,395                 43,586
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                                    84,852                     1,093,423              1,008,571
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                            1,330                       (27,376)               (28,706)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                         253,639                     5,151,123              4,897,484
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                      (4,024)                      (66,591)               (62,567)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:              188,717                       538,139                349,422
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------



Variable Annuity Account B

Notes to Financial Statements - December 31, 1996 (continued):



5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

----------------------------------------------------------------------------------------------------------------
                                                     Net
                                                 Increase
                                                 (Decrease)                           Net Assets
                                               In Net Assets             ------------------------------------
                                                  from Unit              Beginning                     End
                                                 Transactions              of Year                    of Year
----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                               $6,948,020
Annuity contracts in accumulation                                         $2,011,591                 $9,703,271
----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                          $4,043,035
Annuity contracts in accumulation                                          1,362,489                  5,931,464
----------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                            $38,043,675
Annuity contracts in accumulation                                         11,953,242                 56,538,618
----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                             $22,367,490
Annuity contracts in accumulation                                          2,172,818                 27,380,370
----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                  $3,931,632
Annuity contracts in accumulation                                            705,701                  4,761,677
----------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                        $26,548,788
Annuity contracts in accumulation                                         26,685,567                 61,127,055
----------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                        $6,301,239
Annuity contracts in accumulation                                            179,879                  7,182,178
----------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                        $12,876,189
Annuity contracts in accumulation                                         11,876,490                 27,151,137
----------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                     $4,073,916
Annuity contracts in accumulation                                          1,623,538                  5,935,590
----------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                              $1,765,443
Annuity contracts in accumulation                                          5,774,492                  7,744,318
----------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:               $2,942,870
Annuity contracts in accumulation                                          4,508,328                  7,656,209
----------------------------------------------------------------------------------------------------------------
 Utility Fund II:                                  $6,514,735
Annuity contracts in accumulation                                          8,800,082                 16,774,494
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                     $19,085,222
Annuity contracts in accumulation                                         11,850,407                 31,542,060
----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                              $10,311,561
Annuity contracts in accumulation                                            725,884                 11,774,244
----------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                        $3,237,811
Annuity contracts in accumulation                                          1,568,242                  5,147,217
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                                $16,916,813
Annuity contracts in accumulation                                          2,567,942                 20,884,154
----------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                        $1,106,654
Annuity contracts in accumulation                                            749,298                  1,920,611
----------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                      $54,723,321
Annuity contracts in accumulation                                          5,594,913                 66,472,691
----------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                   $2,232,953
Annuity contracts in accumulation                                            341,159                  2,515,960
----------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:            $2,162,813
Annuity contracts in accumulation                                          1,879,209                  4,751,784
----------------------------------------------------------------------------------------------------------------

Variable Annuity Account B


5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

----------------------------------------------------------------------------------------------------------------------------------
                                                                      Valuation              Proceeds                 Cost of
                                                                       Period                  from                  Investments
                                               Dividends             Deductions                Sales                    Sold
----------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:                           $73,635                ($33,243)              $190,630                $186,959
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Research Series:                                   94,710                 (22,219)               253,406                 258,774
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:                               87,973                 (13,218)               140,628                 132,113
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Value Series:                                       4,089                    (372)                   496                     486
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 World Government Series:                                0                  (1,705)                19,663                  19,513
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                 770,877                 (98,063)             3,864,131               3,857,033
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                          276,128                (136,107)             4,557,311               4,016,790
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                     67,198                 (24,832)               247,893                 231,495
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                    6,228,055                (611,968)            19,145,021              17,607,144
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 International Fund:                                62,276                 (41,867)               397,143                 365,001
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B              $120,367,178            ($17,483,870)          $365,025,974            $347,598,566
==================================================================================================================================



Variable Annuity Account B

Notes to Financial Statements - December 31, 1996 (continued):



5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Net Unrealized
                                                                               Gain (Loss)                               Net
                                                   Net                         -----------                            Change in
                                                Realized          Beginning                      End                  Unrealized
                                               Gain (Loss)         of Year                     of Year                Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------

MFS Funds:
 Emerging Growth Series:                           $3,671                 $0                      ($85,796)              ($85,796)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Research Series:                                  (5,368)                 0                       204,764                204,764
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:                               8,515                  0                        72,010                 72,010
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Value Series:                                         10                  0                           935                    935
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 World Government Series:                             150                  0                         9,304                  9,304
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                  7,098             77,158                        (6,666)               (83,824)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                         540,521            652,411                     1,510,449                858,038
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                    16,398             16,540                       145,325                128,785
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                   1,537,877          8,206,103                    (1,588,390)            (9,794,493)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 International Fund:                               32,142             15,650                       375,835                360,185
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B              $17,427,408        $28,746,944                  $122,191,053            $93,444,109
==================================================================================================================================



Variable Annuity Account B

Notes to Financial Statements - December 31, 1996 (continued):



5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

------------------------------------------------------------------------------------------------------------------
                                                     Net
                                                 Increase
                                                 (Decrease)                           Net Assets
                                               In Net Assets             ------------------------------------
                                                  from Unit              Beginning                     End
                                                 Transactions              of Year                    of Year
------------------------------------------------------------------------------------------------------------------

MFS Funds:
 Emerging Growth Series:                             $9,039,741
Annuity contracts in accumulation                                                   $0                 $8,998,008
------------------------------------------------------------------------------------------------------------------
 Research Series:                                    $6,504,625
Annuity contracts in accumulation                                                    0                  6,776,512
------------------------------------------------------------------------------------------------------------------
 Total Return Series:                                $4,061,090
Annuity contracts in accumulation                                                    0                  4,216,370
------------------------------------------------------------------------------------------------------------------
 Value Series:                                         $204,179
Annuity contracts in accumulation                                                    0                    208,841
------------------------------------------------------------------------------------------------------------------
 World Government Series:                              $400,164
Annuity contracts in accumulation                                                    0                    407,913
------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                    ($710,088)
Annuity contracts in accumulation                                            8,356,574                  8,242,574
------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                              ($54,117)
Annuity contracts in accumulation                                           10,565,664                 12,050,127
------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                      $2,313,929
Annuity contracts in accumulation                                              489,878                  2,991,356
------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                       ($7,301,710)
Annuity contracts in accumulation                                           54,311,401                 44,369,162
------------------------------------------------------------------------------------------------------------------
 International Fund:                                 $3,691,239
Annuity contracts in accumulation                                              602,619                  4,706,594
------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B                   $504,121,195         $1,130,935,704             $1,848,811,724
==================================================================================================================


                                                  Independent Auditors' Report



The Board of Directors of Aetna Life Insurance and Annuity  Company and Contract
    Owners of Variable Annuity Account B:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1996, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996 in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP

Hartford, Connecticut
February 14, 1997

[Aetna Back Cover]


[Aetna Logo]

Retirement Services(SM)




Insurance products offered by Aetna Life Insurance and Annuity Company and subsidiaries. Mutual funds and variable annuities are available through local representatives of Aetna Investment Services, Inc., 151 Farmington Avenue, Hartford, Connecticut 06156.

Visit our home page an the Internet
http://www.aetna.com

These reports are authorized for distribution to other persons only when preceded or accompanied by an effective prospectus or disclosure booklet for that product which gives sales expense and other pertinent information.


Printed on recycled paper



ANN.VAB-96